Financial Instruments (Offsetting Assets and Liabilities) (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 54	$ 15
Derivative, Collateral, Obligation to Return Securities or Cash	13	4
Derivative Asset, Fair Value, Amount Offset Against Collateral	41	11
Derivative Liability, Fair Value, Gross Liability	20	23
Derivative, Collateral, Right to Reclaim Securities or Cash	13	4
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 7	$ 19